Risks and Concentration (Tables)	12 Months Ended
Dec. 31, 2020
Risks and Uncertainties [Abstract]
Sumamry of Concentration Greater than 10% of Accounts Receivable	The following table summarized entities with greater than 10% of the accounts receivable:

	As of December 31,
	2019	2020
Distribution channel A	56%	50%
Distribution channel B	25%	20%